Principal Accounting Policies (Details 2) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016 USD ($) agreement	Dec. 31, 2015 CNY (¥) agreement	Dec. 31, 2016 CNY (¥)
Restricted cash
Restricted cash, current	$ 500,255	¥ 2,192,634	¥ 3,473,273
Restricted cash, non-current	$ 296,702	1,200,000	2,060,000
Total		¥ 3,392,600	5,533,300
Number of other lien arrangements | agreement	0	0
Escrow account deposit for funding sales and marketing activities of Blizzard's licensed games
Restricted cash
Restricted cash, current		¥ 184,300	134,400
Customer deposit | Wangyibao
Restricted cash
Restricted cash, current		759,600	1,318,000
Pledge deposit for short-term bank borrowing
Restricted cash
Restricted cash, current		1,227,600	1,935,000
Restricted cash, non-current		1,200,000	2,060,000
Others
Restricted cash
Restricted cash, current		¥ 21,100	¥ 85,900